Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Fiscal Year:
	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$275,001	$286,063
Service cost	7,429	8,483
Interest cost	9,254	7,721
Actuarial gain	(47,403)	(972)
Benefit payments and expenses	(9,243)	(26,294)
Benefit obligation at end of year	$235,038	$275,001

Change in plan assets
Fair value of plan assets at beginning of year	$327,867	$348,914
Actual return on plan assets	(23,169)	6,666
Benefit payments and expenses	(10,356)	(27,713)
Fair value of plan assets at end of year	$294,342	$327,867

Funded status	$59,304	$52,866

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(75)	$(167)	$(258)
Net loss	(28,310)	(36,136)	(26,265)
Accumulated other comprehensive pre-tax loss	$(28,385)	$(36,303)	$(26,523)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Service cost including administration	$8,240	$9,508	$10,627
Interest cost	9,254	7,721	9,266
Expected return on plan assets	(16,104)	(17,114)	(15,804)
Amortization of net loss	-	-	9,919
Prior service cost	91	91	91
Net periodic benefit cost	$1,481	$206	$14,099

Defined Benefit Plan, Assumptions [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	5.04%	3.81%	3.43%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2020

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	3.81%	3.43%	3.69%
Discount rate - interest cost	3.52%	2.68%	3.30%
Discount rate - service cost	3.93%	3.75%	3.87%
Expected return on plan assets	5.00%	5.00%	7.25%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2024	March 31, 2023	March 31, 2022
Equity securities	16%	13%	21%
Debt securities	80%	75%	61%
Real estate	2%	8%	7%
Cash	1%	1%	7%
Other	1%	3%	4%
Total	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category [Table Text Block]
	As of March 31, 2023
	Level 1	Level 2	Level 3	`	Subtotal	Measured at NAV (1)	Total
Equity securities	$25,045	$-	$-		$25,045	$-	$25,045
Held in common/collective trusts
Equity securities	-	-	-		-	12,639	12,639
Real estate	-	-	-		-	24,766	24,766
Debt securities	-	-	-		-	219,767	219,767
Cash/short-term investments (2)	-	-	-		-	2,799	2,799
Other investments	-	-	-		-	9,326	9,326
Fair value of plan assets	$25,045	$-	$-		$25,045	$269,297	$294,342
	As of March 31, 2022
	Level 1	Level 2	Level 3	`	Subtotal	Measured at NAV (1)	Total
Equity securities	$29,427	$-	$-		$29,427	$-	$29,427
Held in common/collective trusts
Equity securities	-	-	-		-	40,969	40,969
Real estate	-	-	-		-	23,200	23,200
Debt securities	-	-	-		-	200,224	200,225
Cash/short-term investments (2)	-	-	-		-	22,224	22,224
Other investments	-	-	-		-	11,822	11,822
Fair value of plan assets	$29,427	$-	$-		$29,427	$298,439	$327,867

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	$-

Schedule of Expected Benefit Payments [Table Text Block]
2024			$10,706
2025			11,446
2026			12,210
2027			12,975
2028			13,648
2029	-	2033	76,496